Movements in Equity - Analysis of Other Reserves (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other reserves, beginning balance	£ 2,047	£ 2,220	£ 2,340
Implementation of IFRS 9	(288)
At 31 December, as adjusted	1,759
Exchange adjustments	(26)	22	(16)
Transferred to income and expense in the year on disposals		(42)	(268)
Transferred to Retained earnings in the year on disposal of equity investments	(94)
Transferred to income and expense in the year on impairments			23
Net fair value movement in the year	157	(17)	336
Ordinary shares acquired by ESOP Trusts		(656)	(576)
Write-down of shares held by ESOP Trusts	265	520	381
Other reserves, ending balance	2,061	2,047	2,220
ESOP trust shares [member]
Other reserves, beginning balance	(400)	(286)	(75)
At 31 December, as adjusted	(400)
Exchange adjustments	(26)	22	(16)
Transferred to Retained earnings in the year on disposal of equity investments	0
Net fair value movement in the year	0
Ordinary shares acquired by ESOP Trusts		(656)	(576)
Write-down of shares held by ESOP Trusts	265	520	381
Other reserves, ending balance	(161)	(400)	(286)
Fair value reserve [member]
Other reserves, beginning balance	329	380	295
Implementation of IFRS 9	(288)
At 31 December, as adjusted	41
Exchange adjustments	0
Transferred to income and expense in the year on disposals		(42)	(268)
Transferred to Retained earnings in the year on disposal of equity investments	(94)
Transferred to income and expense in the year on impairments			23
Net fair value movement in the year	193	(9)	330
Write-down of shares held by ESOP Trusts	0
Other reserves, ending balance	140	329	380
Cash Flow Hedges Reserve [Member]
Other reserves, beginning balance	(11)	(3)	(9)
At 31 December, as adjusted	(11)
Exchange adjustments	0
Transferred to Retained earnings in the year on disposal of equity investments	0
Net fair value movement in the year	(36)	(8)	6
Write-down of shares held by ESOP Trusts	0
Other reserves, ending balance	(47)	(11)	(3)
Other reserves [member]
Other reserves, beginning balance	2,129	2,129	2,129
At 31 December, as adjusted	2,129
Exchange adjustments	0
Transferred to Retained earnings in the year on disposal of equity investments	0
Net fair value movement in the year	0
Write-down of shares held by ESOP Trusts	0
Other reserves, ending balance	£ 2,129	£ 2,129	£ 2,129